Provisions and contingent liabilities (Tables)	3 Months Ended
Jun. 30, 2019
Disclosure Of Other Provisions [Line Items]
Total provisions recognized under both IAS 37 and IFRS 9 [textblock]
USD million	30.6.19	31.3.19	31.12.18
Provisions recognized under IAS 37	2,855	3,030	3,341
Provisions for off-balance sheet financial instruments	80	91	79
Provisions for other credit lines	42	43	37
Total provisions	2,978	3,165	3,457

Total provisions with additional information [textblock]
USD million	Operational risks[2]	Litigation, regulatory and similar matters[3]	Restructuring	Real estate	Employee benefits[6]	Other	Total
Balance as of 31 December 2018	45	2,827	215	122	55	77	3,341
Adjustment from adoption of IFRS 16[1]	0	0	(103)	(28)	0	0	(131)
Balance as of 1 January 2019	45	2,827	112	94	55	77	3,210
Balance as of 31 March 2019	43	2,677	95	90	54	72	3,030
Increase in provisions recognized in the income statement	2	40	8	0	1	2	53
Release of provisions recognized in the income statement	0	(35)	(3)	0	(1)	0	(39)
Provisions used in conformity with designated purpose	(3)	(184)	(14)	0	0	(1)	(203)
Reclassifications	0	0	0	0	0	(1)	(1)
Foreign currency translation / unwind of discount	1	11	0	1	0	1	15
Balance as of 30 June 2019	43	2,509	86[4]	90[5]	55	73	2,855
1 Refer to Note 1 for more information. 2 Comprises provisions for losses resulting from security risks and transaction processing risks. 3 Comprises provisions for losses resulting from legal, liability and compliance risks. 4 Primarily consists of personnel-related restructuring provisions of USD 18 million as of 30 June 2019 (31 March 2019: USD 25 million; 31 December 2018: USD 40 million) and provisions for onerous contracts of USD 63 million as of 30 June 2019 (31 March 2019: USD 64 million; 31 December 2018: USD 170 million). 5 Consists of reinstatement costs for leasehold improvements of USD 82 million as of 30 June 2019 (31 March 2019: USD 81 million; 31 December 2018: USD 83 million) and provisions for onerous contracts of USD 9 million as of 30 June 2019 (31 March 2019: USD 9 million; 31 December 2018: USD 40 million). 6 Includes provisions for sabbatical and anniversary awards.